Income taxes (Tables)	6 Months Ended
Jun. 30, 2018
Income taxes
Schedule of income tax expense

	For the three months ended		For the six months ended
	June 30,		June 30,
	2018	2017	2018	2017
Current income tax expense	$5.4	7.7	$12.8	15.5
Deferred income tax expense	5.7	3.4	11.8	6.0
	$11.1	$11.1	$24.6	$21.5